THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H
American Legacy® Series, American Legacy® Design
American Legacy® Signature, American Legacy® Advisory
American Legacy® Shareholder’s Advantage (A Share)

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlus AssuranceSM Series, ChoicePlusSM Design
ChoicePlusSM Signature, ChoicePlusSM Advisory
Lincoln InvestmentSolutionsSM RIA Variable Annuity

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® Series, American Legacy® Design
American Legacy® Signature, American Legacy® Advisory
American Legacy® Shareholder’s Advantage (A Share)

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlus AssuranceSM Series, ChoicePlusSM Design
ChoicePlusSM Signature, ChoicePlusSM Advisory

Supplement dated January 2, 2019 to the prospectus dated May 1, 2018

This supplement to your variable annuity prospectus discusses the availability of certain Living Benefit Riders offered under your contract. All other provisions of your prospectus remain unchanged. The supplement is for informational purposes and requires no action on your part.

Effective with contracts purchased on and after February 19, 2019, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, and 4LATER® Select Advantage will be available for election after the contract has been issued. Your Contract Value at the time of election must be at least $25,000. Contract Value totaling $2 million or more is subject to Home Office approval. The initial Income Base and Enhancement Base of your rider will equal the Contract Value on the effective date of the rider.

If you wish to terminate an existing rider to elect a new rider, a waiting period must be satisfied before electing the new rider. Please see your rider for more information. In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop an existing rider to elect a new rider, your current Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer your current Income Base or Enhancement Base to the new rider.

Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their financial professional. If your financial professional of record is affiliated with such a broker-dealer, we will not process your request until you consult with him/her. We reserve the right to discontinue the availability of these riders at any time. You cannot elect more than one Living Benefit Rider at any one time.

Please retain this supplement for future reference.